INTANGIBLE ASSETS, NET - Schedule (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥) item	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Intangible assets, net
Intangible assets, gross	¥ 5,898	¥ 6,010
Less: Accumulated amortization	228	204
Less: Accumulated impairment loss	894	526
Total	4,776	5,280		$ 654
Amortization expense of intangible assets	¥ 39	¥ 45	¥ 45
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Operating Income (Expense), Net	Other Operating Income (Expense), Net	Other Operating Income (Expense), Net
Legacy DH
Intangible assets, net
Number of brand names acquired | item	3
Franchise or manachise agreements
Intangible assets, net
Intangible assets, gross	¥ 248	¥ 281
Purchased software
Intangible assets, net
Intangible assets, gross	149	135
Other intangible assets
Intangible assets, net
Intangible assets, gross	74	75
Brand names
Intangible assets, net
Intangible assets, gross	5,235	5,327
Impairment loss recognized	391	160	¥ 167
Master brand agreement
Intangible assets, net
Intangible assets, gross	¥ 192	¥ 192